Subsequent Events (Details Narrative) - USD ($)			1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 01, 2018	Oct. 01, 2018	Mar. 31, 2016	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Issuance of restricted common stock, value				$ 2,373,739	$ 4,975,950	$ 1,957,717
Warrants term			2 years
Warrant exercise price			$ 0.81
Number of shares issued, value				$ 135,000	$ 5
Warrant to purchase common stock			300,000
Number of shares issued for services				4,150,000
Stock, shares issued				5,000	5,000	1,000
Lock-Up Agreement [Member]
Number of shares issued, value				$ 1,046	$ 25,270	$ 111,661
Number of shares issued				17,003	379,294	266,617
Common Stock [Member]
Issuance of restricted common stock, shares				58,695,192	123,163,542	9,476,582
Issuance of restricted common stock, value				$ 5,870	$ 12,315	$ 947
Number of shares issued, value
Number of shares issued
Number of shares issued for services				4,150,000	3,698,022	9,888,760
Number of shares outstanding				381,375,857	316,951,712	134,336,637	104,803,401
Warrant [Member]
Warrants term				3 years		5 years
Warrant to purchase common stock				1,561,950		9,194,940
Stock, shares issued				4,805,600
Minimum [Member] | Warrant [Member]
Warrants term					3 years
Warrant exercise price				$ 0.0734		$ 0.0825
Maximum [Member] | Warrant [Member]
Warrants term					5 years
Warrant exercise price				$ 1.00		$ 0.90
Subsequent Event [Member] | Lock-Up Agreement [Member]
Issuance of restricted common stock, shares		460,396
Subsequent Event [Member] | Preferred C Stock [Member]
Number of shares issued, value	$ 85,000
Stock retired during period	$ 317,691
Number of shares issued	402.7
Subsequent Event [Member] | Series AA Preferred Stock [Member]
Stock, shares issued	5,000	5,000
Shares issued price per share	$ 5	$ 5
Subsequent Event [Member] | Common Stock [Member]
Issuance of restricted common stock, shares		2,000,000
Issuance of restricted common stock, value		$ 25,000
Number of shares outstanding	434,563,601	434,563,601
Subsequent Event [Member] | Two Year Warrant One [Member]
Warrants term	2 years
Warrant to purchase common stock	3,186,104	3,186,104
Subsequent Event [Member] | Warrant [Member]
Issuance of restricted common stock, shares		6,183,243
Issuance of restricted common stock, value		$ 6,200,000
Subsequent Event [Member] | Preferred B Stock [Member]
Number of shares outstanding	600	600
Subsequent Event [Member] | Preferred C Stock [Member]
Number of shares outstanding	1,720.2	1,720.2
Subsequent Event [Member] | Minimum [Member] | Common Stock [Member]
Sale of stock price per share	$ 0.01	$ 0.01
Subsequent Event [Member] | Minimum [Member] | Two Year Warrant One [Member]
Warrant exercise price	0.0218	0.0218
Subsequent Event [Member] | Maximum [Member] | Common Stock [Member]
Sale of stock price per share	0.015	0.015
Subsequent Event [Member] | Maximum [Member] | Two Year Warrant One [Member]
Warrant exercise price	$ 0.0470	$ 0.0470
Convertible Note [Member] | Subsequent Event [Member]
Issuance of restricted common stock, shares		1,000,000
Issuance of restricted common stock, value		$ 550,000
Seven Convertible Notes [Member] | Subsequent Event [Member]
Issuance of restricted common stock, shares		1,342,000
Accrued interest		$ 150,129
Conditional Convertible Promissory Note [Member] | Subsequent Event [Member]
Proceeds from issuance of debt		500,000
Debt issuance	$ 550,000	$ 550,000
Debt instrument interest rate	10.00%	10.00%
Conditional Convertible Promissory Note [Member] | Subsequent Event [Member] | Fourth Anniversary [Member]
Debt instrument periodic increase		12.00%
Conditional Convertible Promissory Note [Member] | Subsequent Event [Member] | Fifth Anniversary [Member]
Debt instrument periodic increase		14.00%
Conditional Convertible Promissory Note [Member] | Subsequent Event [Member] | Sixth Anniversary [Member]
Debt instrument periodic increase		16.00%
Secured Promissory Note [Member] | Subsequent Event [Member]
Proceeds from issuance of debt		$ 1,500,000
Debt issuance	$ 1,500,000	$ 1,500,000
Debt instrument interest rate	10.00%	10.00%
Debt Instrument, convertible to common shares percentage		65.00%
Restricted Common Stock [Member] | Subsequent Event [Member]
Issuance of restricted common stock, shares	2,941,176
Number of shares issued for services	2,025,000
Conversion of shares converted	750
Conversion rate price per share	$ 0.0255	$ 0.0255
Restricted Common Stock [Member] | Three Variable Note [Member] | Subsequent Event [Member]
Issuance of restricted common stock, shares	37,001,589
Issuance of restricted common stock, value	$ 559,813
Accrued interest	$ 76,844
Restricted Common Stock [Member] | One Variable Note [Member] | Subsequent Event [Member]
Issuance of restricted common stock, shares	575,800
Issuance of restricted common stock, value	$ 15,000
Accrued interest	$ 5,153
Warrants term	3 years
Restricted Common Stock [Member] | One Variable Note [Member] | Subsequent Event [Member] | Minimum [Member]
Warrant exercise price	$ 0.069	0.069
Restricted Common Stock [Member] | One Variable Note [Member] | Subsequent Event [Member] | Maximum [Member]
Warrant exercise price	$ 1.00	$ 1.00